Discontinued operations (Details Narrative)	9 Months Ended
	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	May 31, 2021 USD ($)	May 31, 2022 EUR (€)	Aug. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Promissory notes receivable	$ 1,558,319
Purchase of promissory notes	1,181,005
Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Promissory notes receivable	$ 1,558,319			€ 1,453,154
Purchase of promissory notes | €		€ 1,081,081